Fair Value Measurement - Summary of Quantitative Information About The Significant Unobservable Inputs (Details) - Level 3 Inputs - Recurring Basis	Dec. 31, 2023	Dec. 31, 2022
Expected Future Recovery Rates | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	0.042	0.048
Expected Future Recovery Rates | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	0.042	0.048
Expected Future Recovery Rates | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	0.042	0.048
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	0.014	0.013
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	0.118	0.121
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	0.074	0.078
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	0.10	0.100
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	0.10	0.100
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	0.10	0.100